Income Tax (Details) - Schedule of Company’s Roll Forward of the Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company's Roll Forward of the Valuation Allowance [Abstract]
Balance at the end of the fiscal year	$ (4,433)	$ (2,926)	$ (1,852)
Additions (charged) credited to expenses)	(3,417)	(1,507)	(1,074)
Balance at the end of the fiscal year	$ (7,850)	$ (4,433)	$ (2,926)